UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-5531
                                   ---------------------------------------------

                       MassMutual Participation Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1500 Main Street, Suite 1100, Springfield, MA 01115
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)


                 Stephen L. Kuhn, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  413-226-1000
                                                    ----------------------------

Date of fiscal year end:  12/31
                          ------------------

Date of reporting period: 06/30/03
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

         Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

                                   MassMutual




                                  PARTICIPATION
                                    INVESTORS














                               REPORT for the SIX
                              MONTHS ENDED 6/30/03

MASSMUTUAL PARTICIPATION INVESTORS    ADVISER
  c/o David L. Babson & Company Inc.    David L. Babson & Company Inc.,
  1500 Main Street, Suite 1100          a member of the MassMutual
  Springfield, Massachusetts 01115      Financial Group
  (413) 226-1516
                                      AUDITOR
                                        Deloitte & Touche, LLP
                                        New York, New York 10281

                                      CUSTODIAN
                                        Citibank, N.A.
                                        New York, New York 10043

                                      TRANSFER AGENT & REGISTRAR
                                        Shareholder Financial Services, Inc.
                                        P.O. Box 173673
                                        Denver, Colorado 80217-3673
                                        1-800-647-7374

                    Internet website: www.massmutual.com/mpv



                         INVESTMENT OBJECTIVE AND POLICY

MassMutual Participation Investors (the "Trust"), a closed-end investment company, was offered to the public in October 1988 and its shares are listed on the New York Stock Exchange. The share price of Participation Investors can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under the New York Stock Exchange listings. The Trust's New York Stock Exchange trading symbol is "MPV".

The investment objective of the Trust is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

David L. Babson & Company Inc. manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

TO OUR SHAREHOLDERS




July 31, 2003

We are pleased to present the June 30, 2003 Quarterly Report of MassMutual Participation Investors (the "Trust"). The Trust's Board of Trustees declared a quarterly dividend of 20 cents per share, payable on August 14, 2003 to shareholders of record on July 31, 2003. A dividend of 20 cents per share was paid in the previous quarter.

The capital markets, as measured by selected equity market indices, posted strong returns for the period. During the quarter, the Dow Jones Industrial Average increased 13.13%, the Russell 2000 Index increased 23.42% and the Standard & Poor's Industrials Composite increased 14.43%. Similarly, the fixed income markets increased during the quarter. The Lehman Brothers Government/Credit Index increased 3.52%, the Lehman Brothers Intermediate U.S. Credit Index increased 4.02% and the Lehman Brothers U.S. Corporate High Yield Index increased 10.11% for the quarter.

For the quarter ended June 30, 2003, the Trust earned 18 cents per share compared to 20 cents per share in the previous quarter. The Trust's net assets as of June 30th totaled $90,613,373 or $9.48 per share compared to $88,170,833 or $9.24 per share on March 31, 2003. This translated into portfolio returns of 4.84% for the quarter and 7.93% for the 1- year period ending June 30, 2003, based on change in net assets assuming the reinvestment of all dividends and distributions. Long term, the Trust's portfolio had average annualized returns of 4.39%, 6.98%, and 11.86% for the 3-, 5- and 10- year time periods ended June 30, 2003, respectively, again based on change in net assets assuming the reinvestment of all dividends and distributions.

The Trust closed three new private placement transactions during the second quarter of 2003, totaling approximately $2.4 million. The Trust purchased securities of Coeur, Inc., MedAssist Inc. and TruStile Doors Inc. The weighted average coupon of these investments was 11.30%. (A brief description of these investments can be found in the Schedule of Investments.)

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

/s/ Roger W. Crandall

Roger W. Crandall
President



Jobs and Growth Tax Relief Reconciliation Act of 2003
-----------------------------------------------------

In May, President Bush signed the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"). The Act amends the tax code so that qualified dividend income is taxed at a rate of 15% for individuals in the top four tax brackets and 5% for individuals in the lowest two tax brackets. Due to the fact that the Trust primarily invests in interest bearing securities that do not distribute qualifying dividend income, the Trust estimates that only a small portion of the dividends paid by the Trust to its shareholders will qualify for these lower tax rates. This information is not intended to be investment or financial planning advice and should not be considered as such. We recommend that you consult your investment or tax advisor for details about how the Act applies to your financial plan.

--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

June 30, 2003
(Unaudited)





ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
  (Cost -- $113,231,976)                                           $ 96,634,702
  Corporate public securities at market value
  (Cost -- $12,680,503)                                               9,708,261
  Short-term securities at cost plus earned
    discount which approximates market value                          4,929,682
                                                                   ------------
                                                                    111,272,645
Cash                                                                     77,119
Interest and dividends receivable, net                                2,290,411
Receivable for investments sold                                       2,878,633
Other assets                                                             12,650
                                                                   ------------
     TOTAL ASSETS                                                  $116,531,458
                                                                   ============

LIABILITIES:
Payable for investments purchased                                  $  3,085,000
Management fee payable                                                  204,183
Note payable                                                         12,000,000
Revolving Credit Agreement                                           10,500,000
Interest payable                                                        103,972
Accrued expenses                                                         24,930
                                                                   ------------
     TOTAL LIABILITIES                                               25,918,085
                                                                   ------------

NET ASSETS:
Common shares, par value $.01 per share; an
  unlimited number authorized                                            95,570
Additional paid-in capital                                           88,438,237
Retained net realized gain on investments,
  prior years                                                        19,858,001
Undistributed net investment income                                   2,379,306
Undistributed net realized loss on investments                         (588,225)
Net unrealized depreciation of investments                          (19,569,516)
                                                                   ------------
     TOTAL NET ASSETS                                                90,613,373
                                                                   ------------
     TOTAL LIABILITIES AND NET ASSETS                              $116,531,458
                                                                   ============
COMMON SHARES ISSUED AND OUTSTANDING                                  9,556,965
                                                                   ============
NET ASSET VALUE PER SHARE                                          $       9.48
                                                                   ============





                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS          MASSMUTUAL PARTICIPATION INVESTORS

For the six months ended June 30, 2003
(Unaudited)




INVESTMENT INCOME:
Interest                                                           $  4,630,409
Dividends                                                                78,980
                                                                   ------------

     TOTAL INVESTMENT INCOME                                          4,709,389
                                                                   ------------


EXPENSES:
Management fees                                                         402,711
Trustees' fees and expenses                                              51,458
Transfer agent/registrar's expenses                                      12,800
Interest                                                                442,116
Reports to shareholders                                                  62,000
Audit and legal                                                          74,000
Other                                                                    41,051
                                                                   ------------
     TOTAL EXPENSES                                                   1,086,136
                                                                   ------------

NET INVESTMENT INCOME ($0.38 PER SHARE)                               3,623,253
                                                                   ------------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                      1,450,531
Net change in unrealized depreciation of investments                  3,531,128
                                                                   ------------

     NET GAIN ON INVESTMENTS                                          4,981,659
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  8,604,912
                                                                   ============






                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS          MASSMUTUAL PARTICIPATION INVESTORS

For the six months ended June 30, 2003
(Unaudited)




NET DECREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                                  $  3,971,116
  Interest expense paid                                                (446,599)
  Operating expenses paid                                              (633,637)
                                                                   ------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                        2,890,880
                                                                   ------------

Cash flows from investing activities:
  Purchases/Proceeds/Maturities from short-term
    portfolio securities, net                                         2,882,294
  Purchases of portfolio securities                                 (28,378,858)
  Proceeds from disposition of portfolio securities                  25,584,772
                                                                   ------------

     NET CASH PROVIDED BY INVESTING ACTIVITIES                           88,208
                                                                   ------------

     NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES          2,979,088
                                                                   ------------

Cash flows from financing activities:
  Increase in receipts for shares issued on
    reinvestment of dividends                                           329,724
  Cash dividends paid from net investment income                     (3,812,137)
                                                                   ------------

     NET CASH USED FOR FINANCING ACTIVITIES                          (3,482,413)
                                                                   ------------

NET DECREASE IN CASH                                                   (503,325)
Cash -- beginning of year                                               580,444
                                                                   ------------

Cash -- end of period                                              $     77,119
                                                                   ============




RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:

Net increase in net assets resulting from operations               $  8,604,912
                                                                   ------------

  Increase in investments                                            (6,061,300)
  Increase in interest and dividends receivable, net                   (400,681)
  Increase in receivable for investments sold                        (2,242,093)
  Increase in other assets                                              (12,650)
  Increase in payable for investments purchased                       3,085,000
  Increase in management fee payable                                     15,688
  Decrease in interest payable                                           (4,483)
  Decrease in accrued expenses                                           (5,305)
                                                                   ------------

     TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                 (5,625,824)
                                                                   ------------

     NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES       $  2,979,088
                                                                   ============



                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS                       MASSMUTUAL PARTICIPATION INVESTORS
OF CHANGES IN NET ASSETS


For the six months ended June 30, 2003 and the year ended December 31, 2002



                                                                         For the six
                                                                         months ended        For the
                                                                           6/30/2003        year ended
                                                                          (Unaudited)       12/31/2002
                                                                         ------------      ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                                                  $  3,623,253      $  8,256,816
  Net realized gain (loss) on investments                                   1,450,531        (1,621,036)
  Net change in unrealized depreciation of investments                      3,531,128        (1,701,975)
                                                                         ------------      ------------
  Net increase in net assets resulting from operations                      8,604,912         4,933,805

  Net increase in shares of beneficial interest transactions                  329,724           723,915

  Dividends to shareholders from:
  Net investment income (2003-$0.20 per share; 2002-$0.86 per share)       (1,907,926)       (8,163,310)
                                                                         ------------      ------------

     TOTAL INCREASE (DECREASE) IN NET ASSETS                                7,026,710        (2,505,590)


NET ASSETS, BEGINNING OF YEAR                                              83,586,663        86,092,253
                                                                         ------------      ------------

NET ASSETS, END OF PERIOD/YEAR (INCLUDING UNDISTRIBUTED NET
INVESTMENT INCOME IN 2003 -- $2,379,306; 2002 -- $663,979)               $ 90,613,373      $ 83,586,663
                                                                         ============      ============






                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS    MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each share of beneficial interest outstanding:

                                             For the
                                            six months
                                               ended                           For the years ended December 31,
                                              6/30/03      ----------------------------------------------------------------------
                                            (Unaudited)       2002           2001           2000           1999           1998
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net asset value:
  Beginning of year                         $     8.78     $     9.12     $     9.75     $    10.40     $    11.33     $    11.52
                                            ----------     ----------     ----------     ----------     ----------     ----------

Net investment income                             0.38           0.87           0.93           1.00           0.97           0.97
Net realized and unrealized
  gain (loss) on investments                      0.52          (0.35)         (0.61)         (0.14)         (0.53)         (0.02)
                                            ----------     ----------     ----------     ----------     ----------     ----------

Total from investment operations                  0.90           0.52           0.32           0.86           0.44           0.95
                                            ----------     ----------     ----------     ----------     ----------     ----------
Dividends from net investment
  income to common shareholders                  (0.20)         (0.86)         (0.96)         (0.96)         (0.96)         (0.96)

Distributions from net realized
  gain on investments to
  common shareholders                               --             --             --          (0.55)         (0.41)         (0.18)

Change from issuance of shares                      --             --           0.01             --             --             --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Total distributions                              (0.20)         (0.86)         (0.95)         (1.51)         (1.37)         (1.14)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Net asset value:
End of period/year                          $     9.48     $     8.78     $     9.12     $     9.75     $    10.40     $    11.33
                                            ----------     ----------     ----------     ----------     ----------     ----------
Per share market value:
End of period/year                          $    10.36     $     9.40     $     9.10     $    10.94     $    10.25     $    12.00
                                            ==========     ==========     ==========     ==========     ==========     ==========
Total investment return
  Market value                                   12.62%*        12.58%        (8.02)%       22.91%        (2.30)%       15.82%
  Net asset value                                10.33%*         5.70%         3.41%         8.11%         4.77%        10.91%


Net assets (in millions):

End of period/year                          $    90.61     $    83.59     $    86.09     $    90.95     $    97.01     $   105.20

Ratio of operating expenses to
average net assets                                0.74%*         1.27%          1.22%          1.28%          1.25%          1.16%

Ratio of interest expense to average
net assets                                        0.51%*         1.08%          1.47%          1.54%          1.38%          1.35%

Ratio of total expenses to average
net assets                                        1.25%*         2.35%          2.69%          2.82%          2.63%          2.51%

Ratio of net investment income
to average net assets                             4.16%*         9.42%          9.70%          9.20%          8.70%          8.16%

Portfolio turnover                               27.76%*        35.32%         21.58%         55.97%         66.17%         54.53%


* Percentages represent results for the period and are not annualized.

                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES - 106.65% (A)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 94.04%
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                                      $    1,125,000     2/29/00    $    998,911    $  1,147,500
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                                        192 shs.     2/29/00         162,931         100,367
                                                                                                      ------------    ------------
                                                                                                         1,161,842       1,247,867
                                                                                                      ------------    ------------
ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family entertainment
centers.
  19% Senior Subordinated Note due 2004 (B)                             $      103,524     12/9/99         103,524           1,035
                                                                                                      ------------    ------------
ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and other
related items.
  12% Senior Subordinated Note due 2007                                 $    1,684,300     4/30/99       1,537,906       1,684,300
  Common Stock (B)                                                            561 shs.     4/30/99         561,150       1,315,354
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        305 shs.     4/30/99         235,802         715,279
                                                                                                      ------------    ------------
                                                                                                         2,334,858       3,714,933
                                                                                                      ------------    ------------
AMERICA'S BODY COMPANY, INC.
A designer and manufacturer of commercial work vehicles.
  12% Senior Subordinated Note due 2007 (B)                             $    1,750,000     11/2/98       1,590,605       1,050,000
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                         29 shs.     11/2/98         256,667            --
                                                                                                      ------------    ------------
                                                                                                         1,847,272       1,050,000
                                                                                                      ------------    ------------
AMES TRUE TEMPER GROUP
A manufacturer and distributor of non-powered lawn and
garden tools and accessories in North America.
  13% Senior Subordinated Note due 2010                                 $    1,000,000     1/14/02         997,343       1,055,000
  10% Preferred Stock                                                          85 shs.           *          85,286          88,798
  Class A Common Stock (B)                                                  1,114 shs.     2/28/02           1,114             892
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      2,657 shs.     1/14/02           2,657              27
                                                                                                      ------------    ------------
                                                                                                         1,086,400       1,144,717
                                                                                                      ------------    ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2007                                                   $       35,913      4/9/02          35,913          35,623
  Senior Secured Tranche A Floating Rate Note due 2008                  $      581,172      4/9/02         581,172         577,889
  12% Senior Secured Note due 2010                                      $      412,112      4/9/02         345,450         430,946
  Limited Partnership Interest of Riverside
    Capital Appreciation Fund IV, L.P. (B)                                  1.31% int.      4/9/02          87,045          69,636
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        794 shs.      4/9/02          72,856               8
                                                                                                      ------------    ------------
                                                                                                         1,122,436       1,114,102
                                                                                                      ------------    ------------

* 2/28/02 and 11/15/02.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
BETA BRANDS, INC. -- T.S.E.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  Secured Floating Rate Note due 2010 (B)                               $    1,733,701      5/2/03    $    260,055    $    260,055
  Limited Partnership Interest of
    CM Equity Partners (B)                                                  3.13% int.    12/22/97         416,215            --
  Common Stock (B)                                                        460,000 shs.      5/2/03             460            --
                                                                                                      ------------    ------------
                                                                                                           676,730         260,055
                                                                                                      ------------    ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica
sands.
  14% Redeemable Preferred Stock                                              499 shs.     9/30/99         272,912          54,525
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                               62,997 shs.    12/19/96         583,300            --
  Common Stock (B)                                                         10,013 shs.     9/30/99         399,505            --
  Warrants, exercisable until 2005 and 2010, to
    purchase common stock at $.01 per share (B)                             5,700 shs.           *          64,247            --
                                                                                                      ------------    ------------
                                                                                                         1,319,964          54,525
                                                                                                      ------------    ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                                $      704,819     9/13/02         704,819         711,713
  11% Senior Subordinated Note due 2010                                 $      478,916     9/13/02         447,548         487,245
  Common Stock (B)                                                        180,723 shs.     9/13/02         180,723         144,578
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     78,386 shs.     9/13/02          34,428             784
                                                                                                      ------------    ------------
                                                                                                         1,367,518       1,344,320
                                                                                                      ------------    ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  8% Junior Subordinated Convertible
    Note due 2004, convertible into
    partnership points at $1,388.89 per point                           $       54,054     9/29/95          54,054          56,795
  Warrant, exercisable until 2006, to purchase
    partnership points at $.01 per point (B)                                   19 pts.     9/29/95          25,130            --
                                                                                                      ------------    ------------
                                                                                                            79,184          56,795
                                                                                                      ------------    ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                          806 int.     4/29/00           3,598             180
  Common Membership Interests (B)                                          10,421 int.     4/29/00          46,706           2,332
                                                                                                      ------------    ------------
                                                                                                            50,304           2,512
                                                                                                      ------------    ------------
CAPITOL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
  Common Stock (B)                                                             55 shs.          **             252             201
                                                                                                      ------------    ------------

*12/19/96 and 9/30/99.
**12/30/97 and 5/29/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
COEUR, INC.
A producer of proprietary, disposable power injection
syringes.
  8.75% Senior Secured Term Note due 2010                               $      326,087     4/30/03    $    326,087    $    332,048
  11.5% Senior Subordinated Note due 2011                               $      242,754     4/30/03         219,724         248,806
  Common Stock (B)                                                         72,463 shs.     4/30/03          72,463          65,217
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     50,099 shs.     4/30/03          23,317             501
                                                                                                      ------------    ------------
                                                                                                           641,591         646,572
                                                                                                      ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal stampings.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                                   $       43,210      1/7/02          43,210          42,361
  Senior Secured Floating Rate Tranche A Note
    due 2007                                                            $      691,358     6/26/01         691,358         673,723
  12% Senior Secured Tranche B Note due 2008                            $      370,370     6/26/01         333,711         385,185
  Limited Partnership Interest (B)                                            185 shs.     6/26/01         185,185         148,148
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,163 shs.     6/26/01          45,370             612
                                                                                                      ------------    ------------
                                                                                                         1,298,834       1,250,029
                                                                                                      ------------    ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and
accessories.
  12.5% Senior Subordinated Note due 2008                               $      843,750     9/22/00         733,455         857,714
  28% Preferred Stock                                                          38 shs.     11/2/01          37,500          38,021
  Common Stock (B)                                                            756 shs.     9/22/00         281,250         253,124
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        446 shs.     9/22/00         140,625               4
                                                                                                      ------------    ------------
                                                                                                         1,192,830       1,148,863
                                                                                                      ------------    ------------
CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for consumer use.
  Senior Secured Floating Rate Revolving Credit
    Note due 2003 (B)                                                   $      230,700     12/8/95         230,700         138,420
  10.75% Senior Secured Term Note due 2003 (B)                          $      306,887     12/8/95         306,887         184,132
  Senior Secured Floating Rate Term Note due 2003 (B)                   $      155,722     12/8/95         155,722          93,434
  12% Senior Subordinated Note due 2005 (B)                             $      400,287     12/8/95         378,229            --
  Common Stock (B)                                                         92,280 shs.     12/8/95          92,280            --
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                                     69,210 shs.     12/8/95          25,426            --
                                                                                                      ------------    ------------
                                                                                                         1,189,244         415,986
                                                                                                      ------------    ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007                                 $    2,045,455           *       1,951,572       1,877,009
  Common Stock (B)                                                             30 shs.           *          51,136          30,683
  Limited Partnership Interest (B)                                         10.23% int.           *         151,286          91,091
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                         97 shs.           *         157,343         100,241
                                                                                                      ------------    ------------
                                                                                                         2,311,337       2,099,024
                                                                                                      ------------    ------------

*3/5/99 and 3/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
DELSTAR HOLDINGS CORPORATION
A manufacturer of plastic netting for a wide variety of
industries.
  Convertible Preferred Stock, convertible into common
    stock at $12.16 per share (B)                                           1,758 shs.     10/5/01    $    213,691    $      4,799
                                                                                                      ------------    ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
  12% Senior Subordinated Note due 2006                                 $      652,174     7/19/01         574,013         635,219
  Common Stock (B)                                                            310 shs.     7/19/01         309,783         216,846
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        157 shs.     7/19/01         132,677               2
                                                                                                      ------------    ------------
                                                                                                         1,016,473         852,067
                                                                                                      ------------    ------------
DHD HEALTHCARE, INC.
A designer, manufacturer, and distributor of plastic, noninvasive medical devices used for respiratory care.
  Senior Secured Floating Rate Tranche A Note due 2008                  $      616,406      2/8/01         616,406         607,099
  12% Senior Secured Tranche B Note due 2009                            $      257,812      2/8/01         220,982         253,430
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund III, L.P. (B)                                         1.56% int.      2/8/01          93,656         134,865
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        530 shs.      2/8/01          46,875          89,018
                                                                                                      ------------    ------------
                                                                                                           977,919       1,084,412
                                                                                                      ------------    ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
  12% Senior Subordinated Note due 2007                                 $    1,776,307    12/22/99       1,624,880       1,811,834
  8% Convertible Class B Subordinated
    Promissory Note due 2008                                            $       51,140    12/22/99          51,105          54,372
  Class B Common Stock (B)                                                 13,816 shs.    12/22/99         138,157         124,342
  Limited Partnership Interest                                              4.61% int.    12/22/99         290,602         256,944
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                     23,958 shs.    12/22/99         219,078             240
                                                                                                      ------------    ------------
                                                                                                         2,323,822       2,247,732
                                                                                                      ------------    ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                                      13.57% int.     8/27/98         366,495            --
  Preferred Stock (B)                                                       1,639 shs.    12/14/01       1,392,067         556,826
  Warrants, exercisable until 2011, to purchase
    common stock of DHI Holdings, Inc. at $.01 per share (B)                6,676 shs.           *         201,655            --
                                                                                                      ------------    ------------
                                                                                                         1,960,217         556,826
                                                                                                      ------------    ------------

*10/24/96 and 8/28/98.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
DT INDUSTRIES, INC.
A designer and manufacturer of automated production
systems used to assemble, test or package industrial and
consumer products.
  7.16% Convertible Preferred Stock, convertible into
    common stock at $14 per share (B)                                      10,000 shs.     6/12/97    $    500,000    $    100,000
                                                                                                      ------------    ------------
EAGLE WINDOW & DOOR HOLDING CO.
A manufacturer of wood and aluminum-clad wood
windows and doors.
  12% Senior Subordinated Note due 2010                                 $    1,000,000      5/6/02         862,057       1,040,000
  Common Stock (B)                                                            125 shs.      5/6/02         125,000         112,500
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        232 shs.      5/6/02         150,000               2
                                                                                                      ------------    ------------
                                                                                                         1,137,057       1,152,502
                                                                                                      ------------    ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.
  Limited Partnership Interest (B)                                          9,049 int.      1/1/01           7,490           6,783
                                                                                                      ------------    ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  13% Senior Subordinated Note due 2004 (B)                             $      843,750     9/17/02         714,590         590,625
  Limited Partnership Interest (B)                                          0.70% int.     3/30/00         281,250           2,812
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                        253 shs.     3/30/00         135,000               3
                                                                                                      ------------    ------------
                                                                                                         1,130,840         593,440
                                                                                                      ------------    ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Senior Secured Tranche A Floating Rate Note
    due 2004                                                            $      121,500     1/21/03         121,500         121,500
  Senior Secured Tranche A Floating Rate Note
    due 2006                                                            $      501,630      3/2/98         496,562         326,060
  8.85% Senior Secured Tranche A Note due 2006                          $      508,946      3/2/98         501,317         339,815
  11.75% Senior Secured Tranche B Note due 2006                         $      370,791      3/2/98         338,601         241,014
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                                   $      492,121      3/2/98         492,121         319,879
  Convertible Preferred Stock, convertible on a one share
    for one share basis into non voting common stock (B)                  146,536 shs.     1/21/03               1              15
  Common Stock (B)                                                         13,524 shs.     2/11/98          47,691           4,769
  Limited Partnership Interest of CM
    Equity Partners (B)                                                    63,525 int.     2/11/98          63,627           6,363
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                     17,391 shs.      3/2/98          56,000             174
                                                                                                      ------------    ------------
                                                                                                         2,117,420       1,350,589
                                                                                                      ------------    ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
  12% Senior Subordinated Note due 2007                                 $    1,116,867     3/16/99    $  1,061,134    $    888,560
  Limited Partnership Interest (B)                                          2.79% int.      3/2/99       1,133,133         679,880
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                     40,888 shs.     3/16/99          93,072             409
                                                                                                      ------------    ------------
                                                                                                         2,287,339       1,568,849
                                                                                                      ------------    ------------
FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of
purchase displays and signage in retail environments.
  12.5% Senior Subordinated Note due 2007                               $    1,932,000    12/22/99       1,761,228       1,970,640
  Class B Common Stock (B)                                                    318 shs.    12/22/99         318,000         647,453
  Warrant, exercisable until 2007, to purchase
    common stock at $.02 per share (B)                                        312 shs.    12/22/99         245,034         634,458
                                                                                                      ------------    ------------
                                                                                                         2,324,262       3,252,551
                                                                                                      ------------    ------------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
  12% Senior Subordinated Note due 2008 (B)                             $      920,000      3/2/00         774,285         690,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        469 shs.      3/2/00         185,220               5
                                                                                                      ------------    ------------
                                                                                                           959,505         690,005
                                                                                                      ------------    ------------
GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider.
  Preferred Stock (B)                                                      11,250 shs.    10/25/02         591,599          11,912
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                    149,529 shs.     6/21/01         533,401            --
                                                                                                      ------------    ------------
                                                                                                         1,125,000          11,912
                                                                                                      ------------    ------------
HAMILTON FUNERAL SERVICES CENTERS, INC.
A privately held owner and operator of funeral homes in
the United States.
  16.5% Senior Subordinated Note due 2007 (B)                           $    2,208,026           *       2,147,182         220,803
  Warrant, exercisable until 2007, to purchase
    common stock at $1 per share (B)                                      196,421 shs.           *          28,131            --
                                                                                                      ------------    ------------
                                                                                                         2,175,313         220,803
                                                                                                      ------------    ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                              0.31% int.     7/21/94          99,577          37,500
                                                                                                      ------------    ------------

*1/25/99 and 7/16/99.
--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving
    Note due 2006                                                       $      675,652     6/12/96    $    675,652    $    666,463
  Senior Secured Floating Rate Note due 2006                            $      396,562           *         396,562         391,153
  12% Senior Subordinated Note due 2006                                 $      675,000     3/31/03         675,000         667,712
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                      2,860 shs.          **         112,500              29
                                                                                                      ------------    ------------
                                                                                                         1,859,714       1,725,357
                                                                                                      ------------    ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  11% Senior Secured Note due 2007                                      $      861,308      6/1/00         861,308         787,184
  13% Senior Secured Note due 2007                                      $       37,323     2/28/03          37,323          34,136
  Common Stock (B)                                                            130 shs.      6/1/00         149,500          74,750
                                                                                                      ------------    ------------
                                                                                                         1,048,131         896,070
                                                                                                      ------------    ------------
JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial
and highway safety products.
  Common Stock (B)                                                            113 shs.     8/16/95          11,311            --
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                                        521 shs.     8/16/95          52,052            --
                                                                                                      ------------    ------------
                                                                                                            63,363            --
                                                                                                      ------------    ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                 $      510,187      8/4/00         462,616         514,482
  14% Cumulative Redeemable Preferred Stock Series A (B)                      153 shs.      8/4/00         153,119         152,873
  Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P. (B)                                      1.33% int.      8/3/00         469,298         351,995
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                                     26,931 shs.      8/4/00          61,101             269
                                                                                                      ------------    ------------
                                                                                                         1,146,134       1,019,619
                                                                                                      ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  Senior Secured Floating Rate Revolving Note due 2005                  $       52,418     6/16/00          52,418          52,179
  Senior Secured Floating Rate Tranche A Note due 2007                  $      566,117     6/16/00         566,117         558,740
  12% Senior Secured Tranche B Note due 2008                            $      314,509     6/16/00         295,189         327,089
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                                 3.02% int.     6/12/00         190,563         169,957
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        633 shs.     6/12/00          26,209               6
                                                                                                      ------------    ------------
                                                                                                         1,130,496       1,107,971
                                                                                                      ------------    ------------

* 6/12/96 and 8/3/01.
** 6/12/96 and 1/19/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals, lubricants and residual fuels.
  12.5% Senior Subordinated Note due 2009                               $      962,170     4/30/01    $    962,170    $    991,035
  Preferred Stock (B)                                                         163 shs.     4/30/01         163,000         163,000
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                        142 shs.     4/30/01               7               1
                                                                                                      ------------    ------------
                                                                                                         1,125,177       1,154,036
                                                                                                      ------------    ------------
LANCASTER LABORATORIES, INC.
A laboratory testing operations in the United States.
  12% Senior Subordinated Note due 2007                                 $      883,929     9/25/00         748,034         890,970
  Common Stock (B)                                                        241,071 shs.     9/25/00         241,071         216,964
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                    214,668 shs.     9/25/00         184,420           2,147
                                                                                                      ------------    ------------
                                                                                                         1,173,525       1,110,081
                                                                                                      ------------    ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2006                               $    2,036,000           *       1,799,556       2,076,720
  Common Stock (B)                                                          3,057 shs.           *         213,998         130,247
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                                      8,245 shs.           *         318,838         351,286
                                                                                                      ------------    ------------
                                                                                                         2,332,392       2,558,253
                                                                                                      ------------    ------------
MEDASSIST, INC.
A provider of patient eligibility and account receivable
management services to hospitals and physician practices.
  12% Senior Subordinated Note due 2011                                 $    1,125,000      5/1/03       1,103,727       1,142,336
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     44,054 shs.      5/1/03          21,534             441
                                                                                                      ------------    ------------
                                                                                                         1,125,261       1,142,777
                                                                                                      ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit
structures.
  Senior Secured Floating Rate Revolving Note due 2005                  $       48,050     9/21/00          48,050          35,749
  Senior Secured Floating Rate Tranche A
    Note due 2007                                                       $      768,800     9/21/00         768,800         572,987
  12% Senior Secured Tranche B Note due 2008                            $      240,250     9/21/00         222,520         179,419
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                         3.56% int.          **         178,069          89,030
  Warrant, exercisable until 2008, to purchase
    common stock at $100 per share (B)                                        264 shs.     9/21/00          23,064               3
                                                                                                      ------------    ------------
                                                                                                         1,240,503         877,188
                                                                                                      ------------    ------------

*12/23/98 and 1/28/99.
** 9/20/00 and 5/23/02.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
  11.5% Subordinated Note due 2011                                      $      300,000    12/11/02    $    247,364    $    313,614
  8.5% Redeemable Preferred Stock (B)                                      82,500 shs.    12/11/02         586,634         600,494
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      9,752 shs.    12/11/02         293,050         219,420
                                                                                                      ------------    ------------
                                                                                                         1,127,048       1,133,528
                                                                                                      ------------    ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
  12.5% Senior Subordinated Note due 2011                               $      562,500     1/31/03         469,111         567,216
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        112 shs.     1/31/03          95,625               1
                                                                                                      ------------    ------------
                                                                                                           564,736         567,217
                                                                                                      ------------    ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
  Senior Secured Floating Rate Revolving Note
    due 2006                                                            $      240,216     6/25/99         240,216         232,442
  Senior Secured Floating Rate Note due 2006                            $    1,337,228     6/25/99       1,337,250       1,292,211
  12% Senior Secured Tranche B Note due 2007                            $      559,322     6/25/99         506,965         562,686
  Limited Partnership Interest of Riverside XIII
    Holding Company L.P. (B)                                                2.00% int.     6/11/99         169,648         126,536
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        115 shs.     6/25/99          81,356               1
                                                                                                      ------------    ------------
                                                                                                         2,335,435       2,213,876
                                                                                                      ------------    ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                       $      464,286     1/28/02         464,286         487,291
  11.5% Senior Subordinated Note due 2012                               $      857,143     1/28/02         772,127         902,118
  Common Stock (B)                                                        178,571 shs.     1/28/02         178,571         186,428
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    138,928 shs.     1/28/02          92,597         143,790
                                                                                                      ------------    ------------
                                                                                                         1,507,581       1,719,627
                                                                                                      ------------    ------------
OLYMPIC SALES, INC.
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota and British Columbia.
  12% Senior Subordinated Note due 2006                                 $    1,387,000      8/7/98       1,302,656       1,109,600
  12% Senior Subordinated Note due 2008                                 $      244,154      2/9/00         223,168         195,323
  Limited Partnership Interest of Riverside VIII, VIII-A and
    VIII-B Holding Company, L.P. (B)                                      795,964 shs.           *         808,254         415,320
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                     15,166 shs.          **         206,041             152
                                                                                                      ------------    ------------
                                                                                                         2,540,119       1,720,395
                                                                                                      ------------    ------------

*8/7/98, 2/23/99, 12/22/99 and 2/25/03.
**8/7/98 and 2/29/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
PACIFIC COAST FEATHER COMPANY
A manufacturer and marketer of natural fill and synthetic
fill bed pillows and comforters.
  15.5% Senior Subordinated Note due 2004                               $      583,333     6/27/97    $    583,333    $    583,333
                                                                                                      ------------    ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                                 $    1,125,000    12/19/00       1,013,371       1,158,750
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                          1.28% int.    12/21/00         140,625         126,562
                                                                                                      ------------    ------------
                                                                                                         1,153,996       1,285,312
                                                                                                      ------------    ------------
PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and
a provider of custom patio rooms and porch enclosures.
  12% Senior Subordinated Note due 2009                                 $    1,035,000     1/29/01         922,496       1,066,050
  Common Stock (B)                                                             61 shs.     1/29/01          61,000          92,706
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                        171 shs.     1/29/01         139,327         260,139
                                                                                                      ------------    ------------
                                                                                                         1,122,823       1,418,895
                                                                                                      ------------    ------------
PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
  10.5% Senior Secured Note due 2005                                    $       86,384    11/30/95          86,384          87,777
  10.5% Senior Secured Convertible Note
    due 2005, convertible into common stock
    at $50,000 per share                                                $       97,500    11/30/95          97,500         151,934
  Common Stock                                                                  3 shs.    11/30/95         169,000         239,405
                                                                                                      ------------    ------------
                                                                                                           352,884         479,116
                                                                                                      ------------    ------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor,
accessories and other similar consumer products.
12.5% Senior Subordinated Note due 2010                                 $    1,125,000    10/25/02       1,017,415       1,181,250
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                          186 shs.    10/25/02         112,500               2
                                                                                                      ------------    ------------
                                                                                                         1,129,915       1,181,252
                                                                                                      ------------    ------------
PLASSEIN PACKAGING CORPORATION
A manufacturer of flexible packaging products.
  13% Senior Subordinated Note due 2007 (B)                             $      404,263     8/15/00         352,052          40,426
  15% Junior Subordinated Note due 2008 (B)                             $       38,939    11/14/01          38,125            --
  12% Junior Subordinated Note due 2008 (B)                             $      348,833     8/15/00         243,054            --
  Convertible Preferred Stock, convertible into
    common stock at $1 per share (B)                                      152,606 shs.     8/15/00         152,606            --
  Common Stock (B)                                                        236,627 shs.     8/15/00         153,293            --
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                    255,569 shs.           *          50,739            --
                                                                                                      ------------    ------------
                                                                                                           989,869          40,426
                                                                                                      ------------    ------------

*8/15/00 and 11/14/01.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A manufacturer of polypropylene twine for the hay bailing
marketplace.
  8% Senior Subordinated Note due 2010 (B)                              $      393,750     9/27/02    $    393,735    $    295,312
  Preferred Series A Stock (B)                                                562 shs.     9/27/02         507,664         126,916
  Preferred Series B Stock (B)                                                127 shs.     9/27/02         123,289          30,822
  Common Stock (B)                                                         84,375 shs.      3/1/00          42,188            --
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                  3,901,711 shs.           *          58,123            --
                                                                                                      ------------    ------------
                                                                                                         1,124,999         453,050
                                                                                                      ------------    ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and
controls.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2003                                                   $      448,250     7/22/96         448,250         403,425
  Senior Secured Floating Rate Term Note
    due 2003                                                            $      668,300     7/22/96         668,300         601,470
  12% Senior Secured Term Note due 2004                                 $      244,500     7/22/96         237,040         220,050
  8% Preferred Stock (B)                                                      187 shs.     7/22/96         115,982            --
  Common Stock (B)                                                            299 shs.     7/22/96          14,489            --
  Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                                        162 shs.     7/22/96          49,000            --
                                                                                                      ------------    ------------
                                                                                                         1,533,061       1,224,945
                                                                                                      ------------    ------------
PREMIUM FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD
    Holdings LLC (B)                                                        0.69% int.     8/29/00         278,907         632,199
                                                                                                      ------------    ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures processed
chemicals for the fertilizer, asphalt and concrete industries.
  6% Redeemable Preferred Membership Interests                              1,262 int.          **       1,390,495       1,443,195
  Common Membership Interests                                               4,932 int.          **          30,059          20,481
                                                                                                      ------------    ------------
                                                                                                         1,420,554       1,463,676
                                                                                                      ------------    ------------
PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
  Common Stock (B)                                                        364,973 shs.      7/9/02       1,749,998           6,570
                                                                                                      ------------    ------------

*3/1/00 and 9/27/02.
**7/31/97 and 1/4/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                            332 shs.     8/12/94    $     33,217    $      8,304
  Common Stock (B)                                                            867 shs.           *          42,365            --
                                                                                                      ------------    ------------
                                                                                                            75,582           8,304
                                                                                                      ------------    ------------
PW EAGLE, INC. -- O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  14% Senior Subordinated Note due 2007                                 $    1,832,061     9/16/99       1,829,926       1,859,802
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                    101,505 shs.     9/16/99               1         357,196
                                                                                                      ------------    ------------
                                                                                                         1,829,927       2,216,998
                                                                                                      ------------    ------------
RK POLYMERS LLC
A producer of styrenic block copolymers and highly
engineered synthetic elastomers.
  13% Senior Subordinated Note due 2011                                 $    1,125,000     2/28/01       1,016,222       1,195,281
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        122 shs.     2/28/01         108,778               1
                                                                                                      ------------    ------------
                                                                                                         1,125,000       1,195,282
                                                                                                      ------------    ------------
SABEX 2002, INC.
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable drugs and
eye products.
  12% Senior Subordinated Note due 2009                                 $    1,125,000     4/19/02       1,060,131       1,170,000
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                     27,046 shs.     4/19/02          73,086             270
                                                                                                      ------------    ------------
                                                                                                         1,133,217       1,170,270
                                                                                                      ------------    ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  Senior Secured Floating Rate Revolving Note due 2006                  $       53,841      5/1/03          53,841          53,830
  Senior Secured Floating Rate Tranche A
    Note due 2007                                                       $    1,130,655      6/2/99       1,130,655       1,130,655
  12% Senior Secured Tranche B Note due 2007                            $      646,089      6/2/99         646,089         646,089
  Class B Common Stock (B)                                                    846 shs.      6/2/99         146,456         282,957
                                                                                                      ------------    ------------
                                                                                                         1,977,041       2,113,531
                                                                                                      ------------    ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles
used in consumer products.
  12% Senior Subordinated Note due 2009                                 $    1,125,000     6/13/02       1,038,063       1,156,500
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                      1,064 shs.     6/13/02          96,365              11
                                                                                                      ------------    ------------
                                                                                                         1,134,428       1,156,511
                                                                                                      ------------    ------------

*11/14/01 and 8/12/94.
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout
the Midwest.
  12.5% Senior Subordinated Note due 2008                               $      803,571      8/1/02    $    700,306    $    831,113
  Common Stock (B)                                                        401,786 shs.           *         401,786         361,607
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                    139,470 shs.      8/1/02         114,589           1,395
                                                                                                      ------------    ------------
                                                                                                         1,216,681       1,194,115
                                                                                                      ------------    ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
  12.25% Senior Subordinated Note due 2007                              $    2,250,000     12/6/99       2,058,325       2,295,000
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        369 shs.     12/6/99         306,818          46,522
                                                                                                      ------------    ------------
                                                                                                         2,365,143       2,341,522
                                                                                                      ------------    ------------
STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  12% Senior Subordinated Note due 2008                                 $    2,250,000     1/14/00       1,978,637       2,140,986
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                     61,862 shs.     1/14/00         382,501             619
                                                                                                      ------------    ------------
                                                                                                         2,361,138       2,141,605
                                                                                                      ------------    ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
  12.5% Senior Subordinated Note due 2007                               $    1,356,000      2/5/98       1,251,071       1,356,000
  Common Stock (B)                                                            315 shs.      2/4/98         315,000         214,071
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                        222 shs.      2/5/98         184,416         150,867
                                                                                                      ------------    ------------
                                                                                                         1,750,487       1,720,938
                                                                                                      ------------    ------------
THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems.
Limited Partnership Interest of KT
  Holding Company, L.P. (B)                                                 0.27% int.      5/5/00         409,365         368,429
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                        391 shs.      5/9/00         152,055          38,666
                                                                                                      ------------    ------------
                                                                                                           561,420         407,095
                                                                                                      ------------    ------------
TIDEWATER HOLDING, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
  17% Preferred Stock (B)                                                     280 shs.    12/23/02         280,000         266,000
  Convertible Preferred Stock, convertible into
    common stock at $1,000 per share (B)                                      560 shs.     7/25/96         560,000         448,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        237 shs.     7/25/96          24,103         189,504
                                                                                                      ------------    ------------
                                                                                                           864,103         903,504
                                                                                                      ------------    ------------

* 8/1/02 and 1/17/03.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic
fasteners and assembly components.
12.75% Senior Subordinated Note due 2008                                $      992,647     12/6/01    $    992,647    $  1,012,500
Membership Interests (B)                                                  132,353 int.     12/6/01         132,353         119,118
                                                                                                      ------------    ------------
                                                                                                         1,125,000       1,131,618
                                                                                                      ------------    ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                               $    1,128,161     1/20/00       1,128,161       1,110,147
  12% Senior Subordinated Note due 2010                                 $      758,100     1/20/00         714,821         731,471
  Common Stock (B)                                                        129,960 shs.     1/20/00         129,960         103,968
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                                      148,912 shs.     1/20/00          56,316           1,489
                                                                                                      ------------    ------------
                                                                                                         2,029,258       1,947,075
                                                                                                      ------------    ------------
TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American
window and door market.
  12.25% Senior Subordinated Note due 2006                              $    1,338,000     6/23/97       1,263,383       1,338,000
  Limited Partnership Interest (B)                                          5.02% int.     6/17/97         412,300         371,070
  Warrant, exercisable until 2006, to purchase
    limited partnership interests at $.01 per unit (B)                        630 uts.     6/23/97         188,536          34,984
                                                                                                      ------------    ------------
                                                                                                         1,864,219       1,744,054
                                                                                                      ------------    ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                               $      562,500     4/11/03         512,998         550,238
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      3,060 shs.     4/11/03          50,625              31
                                                                                                      ------------    ------------
                                                                                                           563,623         550,269
                                                                                                      ------------    ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
  15.971% Senior Subordinated Note due 2008                             $    1,088,574      5/2/00       1,052,850       1,108,180
  Common Stock (B)                                                        187,500 shs.      5/2/00         187,500         131,250
                                                                                                      ------------    ------------
                                                                                                         1,240,350       1,239,430
                                                                                                      ------------    ------------
USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings.
  12.5% Senior Subordinated Note due 2007 (B)                           $    1,834,000    12/14/99       1,637,654          91,700
  Class B Common Stock (B)                                                    352 shs.    12/14/99         351,600            --
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                        299 shs.    12/14/99         244,533            --
                                                                                                      ------------    ------------
                                                                                                         2,233,787          91,700
                                                                                                      ------------    ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
  Series A Preferred Units (B)                                              0.04% int.     12/2/96               1               2
                                                                                                      ------------    ------------

--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                                        Shares, Units
                                                                     Warrants, Ownership  Acquisition
CORPORATE RESTRICTED SECURITIES(A)(Continued)                        or Principal Amount     Date          Cost        Fair Value
                                                                        --------------     -------    ------------    ------------
VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12% Senior Subordinated Note due 2008                                 $    1,082,787    12/18/00    $  1,012,694    $  1,102,277
  Limited Partnership Interest of Riverside VI
    Holding Company L.P. (B)                                                2.73% int.           *         198,563         158,847
  Limited Partnership Interest of Riverside
    Capital Appreciation Fund II L.P. (B)                                   0.84% int.    12/18/00          42,213          33,770
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                        160 shs.          **         123,166               2
                                                                                                      ------------    ------------
                                                                                                         1,376,636       1,294,896
                                                                                                      ------------    ------------
WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related
services to retailers.
  12.5% Senior Subordinated Note due 2008                               $      871,878     11/3/00         851,450         870,220
  Senior Preferred Stock (B)                                                2,484 shs.     11/1/00         248,379         234,293
  Class B Common Stock (B)                                                  4,743 shs.     11/1/00           4,743           4,269
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                      2,107 shs.     11/3/00          26,367              21
                                                                                                      ------------    ------------
                                                                                                         1,130,939       1,108,803
                                                                                                      ------------    ------------
WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
  13.25% Senior Subordinated Note due 2010                              $    1,071,428      2/4/03         963,264       1,112,183
  Limited Partnership Interest (B)                                         53,571 int.      2/3/03          53,571          42,857
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        136 shs.      2/4/03         111,086               1
                                                                                                      ------------    ------------
                                                                                                         1,127,921       1,155,041
                                                                                                      ------------    ------------
W E C COMPANY, INC.
A maker of attachments for prime moving equipment.
  Common Stock (B)                                                          5,567 shs.    12/31/01         750,000         149,994
                                                                                                      ------------    ------------
WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer equipment
manufacturers.
  20% Senior Subordinated Secured Note due 2009                         $    1,245,433     11/9/01       1,244,562       1,234,405
                                                                                                      ------------    ------------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                   $100,980,462    $ 85,214,037
                                                                                                      ------------    ------------

*12/30/97 and 9/9/99.
**1/2/98 and 12/18/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE RESTRICTED SECURITIES:(A) (Continued)            Rate         Date     Principal Amount       Cost          Fair Value
                                                          -------     --------   ----------------   ------------     ------------
RULE 144A SECURITIES - 12.61%: (A)
BONDS -- 10.63%
  A E S Corporation                                        8.750%     05/15/13     $    725,000     $    725,000     $    754,000
  A E S Corporation                                        9.000      05/15/15          175,000          175,000          182,875
  American Media Operation, Inc.                           8.875      01/15/11          175,000          175,000          189,438
  Canwest Media, Inc.                                      7.625      04/15/13          175,000          175,000          185,937
  Cooperative Computing, Inc.                             10.500      06/15/11        1,050,000        1,036,266        1,076,250
  Cuddy International Corporation (B)                     10.750      12/01/07          205,065          202,002           20,506
  Del Monte Corporation                                    8.625      12/15/12          200,000          200,000          212,000
  Dominos, Inc.                                            8.250      07/01/11          550,000          546,029          567,875
  Esterline Technologies                                   7.750      06/15/13          175,000          175,000          179,375
  Flextronics International Ltd.                           6.500      05/15/13          600,000          600,000          577,500
  Mortons Restaurant Group                                 7.500      07/01/10        1,100,000          935,000          935,000
  Nucor Corporation                                        6.000      01/01/09          150,000          161,687          166,639
  Offshore Logistics, Inc.                                 6.125      06/15/13          350,000          350,000          350,875
  Remington Arms Company                                  10.500      02/01/11          175,000          175,000          182,875
  Rent-A-Center, Inc.                                      7.500      05/01/10          650,000          650,000          682,500
  Rent-Way, Inc.                                          11.875      06/15/10          700,000          687,764          721,000
  TCW Leveraged Income Trust, L.P.                         8.410      03/31/04        1,500,000        1,500,000          600,000
  Tenneco Automotive, Inc.                                10.250      07/15/13          550,000          550,000          556,875
  Triton P C S, Inc.                                       8.500      06/01/13          500,000          500,000          537,500
  Vought Aircraft Industries                               8.000      07/15/11          950,000          950,000          950,000
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $ 10,655,065       10,468,748        9,629,020
                                                                                   ------------     ------------     ------------
CONVERTIBLE BONDS -- 1.98%
  Advanced Micro Devices, Inc.                             4.750%     02/01/22     $    250,000     $    198,724     $    187,813
  Centerpoint Energy, Inc.                                 3.750      05/15/23          175,000          175,000          181,125
  Cymer, Inc.                                              3.500      02/15/09          450,000          450,000          453,375
  F E I Company                                            5.500      08/15/08          200,000          200,000          198,750
  General Semiconductor, Inc.                              5.750      12/15/06           35,000           31,587           35,437
  Hyperion Solutions Corporation                           4.500      03/15/05          100,000          100,000           99,250
  Invitrogen Corporation                                   2.250      12/15/06          225,000          225,000          208,125
  Sanmina-SCI Corporation (B)                              0.000      09/12/20          570,000          237,262          273,600
  Triquint Semiconductor, Inc.                             4.000      03/01/07          120,000           89,836           99,300
  Viropharma, Inc.                                         6.000      03/01/07          110,000           75,350           54,863
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  2,235,000        1,782,759        1,791,638
                                                                                   ------------     ------------     ------------
WARRANTS -- 0.00%
  Winsloew Escrow Corporation (B)                                                           700     $          7     $          7
                                                                                                    ------------     ------------
    TOTAL WARRANTS                                                                                             7                7
                                                                                                    ------------     ------------

TOTAL RULE 144A SECURITIES                                                                            12,251,514       11,420,665
                                                                                                    ------------     ------------
TOTAL CORPORATE RESTRICTED SECURITIES                                                               $113,231,976     $ 96,634,702
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                          Interest      Due         Shares or
CORPORATE PUBLIC SECURITIES - 10.71% (A)                   Rate         Date     Principal Amount       Cost         Market Value
                                                          -------     --------   ----------------   ------------     ------------
BONDS -- 4.71%
  Airplanes Pass Thru Trust (B)                            8.150%     03/15/19     $  1,399,350     $  1,398,113     $    181,915
  G F S I, Inc.                                            9.625      03/01/07          125,000          106,354          106,250
  Hexcel Corporation                                       9.750      01/15/09          340,000          340,000          338,300
  Lodgenet Entertainment Co.                               9.500      06/15/13          375,000          375,000          384,375
  Neff Corporation                                        10.250      06/01/08           90,000           89,000          49,500
  Northwest Airlines Corporation                           8.970      01/02/15          783,133          783,133          422,351
  Numatics, Inc.                                           9.625      04/01/08          375,000          377,185          232,500
  S P X Corporation                                        7.500      01/01/13          550,000          550,000          561,000
  Sports Club Co.                                         11.375      03/15/06          400,000          388,000          365,000
  United Refining Co.                                     10.750      06/15/07          980,000          980,000          818,300
  Williams Companies, Inc.                                 8.625      06/01/10          475,000          475,000          496,375
  Winsloew Furniture, Inc.                                12.750      08/15/07          700,000          684,033          315,000
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $  6,592,483        6,545,818        4,270,866
                                                                                   ============        =========        =========

COMMON STOCK -- 3.21%
  Computer Horizons Corporation (B)                                                       6,268     $     31,051     $     28,457
  Convera Corporation (B)                                                                21,050          771,153           83,779
  D T Industries, Inc. (B)                                                               89,438          584,046          206,602
  EOS International, Inc. (B)                                                            39,375          438,156           13,781
  Florist Transworld Delivery, Inc. (B                                                    6,974           10,232          140,735
  Formfactor, Inc. (B)                                                                      100            1,400            1,770
  H C I Direct, Inc. (B)                                                                    500             --                  5
  I T C/Deltacom, Inc. (B)                                                               11,750          227,950           34,662
  Larscom, Inc. (B)                                                                           5              422               28
  Proton Energy Systems, Inc. (B)                                                        14,000          177,078           29,960
  Rent-Way, Inc. (B)                                                                     46,432          458,123          215,909
  Surebeam Corporation (B)                                                               20,277            8,754           53,736
  Titan Corporation (B)                                                                  29,026           77,860          298,677
  Transmontaigne, Inc. (B)                                                              277,771          909,179        1,799,956
                                                                                                    ------------     ------------
    TOTAL COMMON STOCK                                                                                 3,695,404        2,908,057
                                                                                                    ------------     ------------








--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                                                          Interest      Due         Shares or
CORPORATE PUBLIC SECURITIES: (A) (Continued)               Rate         Date     Principal Amount       Cost         Market Value
                                                          -------     --------   ----------------   ------------     ------------
CONVERTIBLE BONDS -- 2.79%
  Commscope, Inc.                                          4.000%     12/15/06     $     90,000     $     87,275     $     81,450
  Cypress Semiconductor Corporation                        4.000      02/01/05          115,000          115,000          115,288
  Duke Energy Corporation                                  1.750      05/15/23          500,000          500,000          521,875
  F E I Company                                            5.500      08/15/08          600,000          559,500          596,250
  Hyperion Solutions Corporation                           4.500      03/15/05           30,000           21,300           29,775
  Mediacom Communications Corporation                      5.250      07/01/06          580,000          580,000          548,100
  S C I Systems, Inc.                                      3.000      03/15/07          400,000          363,519          351,000
  Sanmina-SCI Corporation (B)                              0.000      09/12/20          595,000          212,687          285,600
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  2,910,000        2,439,281        2,529,338
                                                                                   ============     ------------     ------------

    TOTAL CORPORATE PUBLIC SECURITIES                                                               $ 12,680,503     $  9,708,261
                                                                                                    ------------     ------------



                                                          Interest      Due
SHORT-TERM SECURITIES:                                   Rate/Yield     Date     Principal Amount       Cost         Market Value
                                                          -------     --------   ----------------   ------------     ------------
COMMERCIAL PAPER -- 5.44%
  HoneyWell International, Inc.                            1.100%     07/02/03     $  1,750,000     $  1,749,947     $  1,749,947
  Kinder Morgan Energy Ptr LP                              1.050      07/08/03          395,000          394,919          394,919
  Meadwesvaco Corporation                                  1.100      07/01/03        1,800,000        1,800,000        1,800,000
  Sigma-Aldrich Corporation                                1.120      07/07/03          985,000          984,816          984,816
                                                                                   ------------     ------------     ------------
    TOTAL SHORT-TERM SECURITIES                                                    $  4,930,000     $  4,929,682     $  4,929,682
                                                                                   ------------     ------------     ------------
TOTAL INVESTMENTS                                         122.80%                                   $130,842,161      111,272,645
                                                                                                    ============     ------------
    Other Assets                                            5.80                                                        5,258,813
    Liabilities                                           (28.60)                                                     (25,918,085)
                                                          ------                                                     ------------
  TOTAL NET ASSETS                                        100.00%                                                    $ 90,613,373
                                                          ======                                                     ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)

                            INDUSTRY CLASSIFICATION

Corporate Restricted Securities:                  Fair Value
                                                 ------------
AEROSPACE -- 1.05%
Vought Aircraft Industries                       $    950,000
                                                 ------------
AUTOMOBILE -- 6.49%
America's Body Company, Inc.                        1,050,000
LIH Investors, L.P.                                 2,558,253
Nyloncraft, Inc.                                    1,719,627
Tenneco Automotive, Inc.                              556,875
                                                 ------------
                                                    5,884,755
                                                 ------------
BEVERAGE, FOOD & TOBACCO -- 2.94%
Beta Brands, Inc.                                     260,055
Cains Foods, L.P.                                      56,795
Del Monte Corporation                                 212,000
Dominos, Inc.                                         567,875
Mortons Restaurant Group                              935,000
Premium Foods Group, Inc.                             632,199
                                                 ------------
                                                    2,663,924
                                                 ------------
BUILDINGS & REAL ESTATE -- 10.88%
Adorn, Inc.                                         1,247,867
Eagle Window & Door Holding Co.                     1,152,502
PGT Industries, Inc.                                1,418,895
Shelter Acquisition, Inc.                           1,194,115
Strategic Equipment & Supply Corp., Inc.            2,141,605
Therma-Tru Corporation                                407,095
Truseal Technologies, Inc.                          1,744,054
TruStile Doors, Inc.                                  550,269
                                                 ------------
                                                    9,856,402
                                                 ------------
CARGO TRANSPORT -- 2.27%
Kenan-Advantage Transport Company                   1,154,036
Tidewater Holdings, Inc.                              903,504
                                                 ------------
                                                    2,057,540
                                                 ------------
CHEMICAL, PLASTICS & RUBBER -- 2.94%
Delstar Holdings Corporation                            4,799
Process Chemicals LLC                               1,463,676
RK Polymers LLC                                     1,195,282
                                                 ------------
                                                    2,663,757
                                                 ------------
CONSUMER PRODUCTS -- 13.59%
Alpha Shirt Company                                 3,714,933
Colibri Holdings Corporation                        1,148,863
Consumer Product Enterprises, Inc.                    415,986
Corvest Group, Inc.                                 2,099,024
Dexter Magnetics Technologies, Inc.                   852,067
G C-Sun Holdings, L.P.                                690,005
Keepsake Quilting, Inc.                             1,107,971
Neff Motivation, Inc.                                 567,217
The Tranzonic Companies                             1,720,938
                                                 ------------
                                                   12,317,004
                                                 ------------
CONTAINERS, PACKAGING & GLASS -- 6.75%
Capitol Specialty Plastics, Inc.                 $        201
Paradigm Packaging, Inc.                            1,285,312
Plassein Packaging Corporation                         40,426
Selig Acquisition Corporation                       1,156,511
Snyder Industries, Inc.                             2,341,522
Vitex Packaging, Inc.                               1,294,896
                                                 ------------
                                                    6,118,868
                                                 ------------
DIVERSIFIED/CONGLOMERATE --
MANUFACTURING -- 15.31%
D T Industries, Inc.                                  100,000
Evans Consoles, Inc.                                1,350,589
Highgate Capital LLC                                   37,500
Hussey Seating Corporation                          1,725,357
Jackson Products, Inc.                                   --
Jason, Inc.                                         1,019,619
NPC, Inc.                                           2,213,876
Pacific Coast Feather Company                         583,333
PW Eagle, Inc.                                      2,216,998
Safety Speed Cut Manufacturing Company, Inc.        2,113,531
Tinnerman-Palnut Engineered Components              1,131,618
W E C Company, Inc.                                   149,994
Wicor Americas, Inc.                                1,234,405
                                                 ------------
                                                   13,876,820
                                                 ------------
DIVERSIFIED/CONGLOMERATE --
SERVICE -- 6.86%
Diversco, Inc./DHI Holdings, Inc.                     556,826
Examination Management Services, Inc.               1,568,849
Hamilton Funeral Services Centers, Inc.               220,803
Lancaster Laboratories, Inc.                        1,110,081
Pharmaceutical Buyers, Inc.                           479,116
Sabex 2002, Inc.                                    1,170,270
Washington Inventory Services, Inc.                 1,108,803
                                                 ------------
                                                    6,214,748
                                                 ------------
ELECTRONICS -- 9.99%
Advanced Micro Devices, Inc.                          187,813
A E S Corporation                                     754,000
A E S Corporation                                     182,875
Coining Corporation of America LLC                  1,250,029
Cooperative Computing, Inc.                         1,076,250
Directed Electronics, Inc.                          2,247,732
Esterline Technologies                                179,375
Flextronics International Ltd.                        577,500
Hyperion Solutions Corporation                         99,250
Integration Technology Systems, Inc.                  896,070
Precision Dynamics, Inc.                            1,224,945
Progressive Software Holding, Inc.                      6,570
Sanmina-SCI Corporation                               273,600
Triquint Semiconductor, Inc.                           99,300
                                                 ------------
                                                    9,055,309
                                                 ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2003
(Unaudited)


                      INDUSTRY CLASSIFICATION (Continued)

Corporate Restricted Securities:(Cont.)           Fair Value
                                                 ------------

FARMING & AGRICULTURE -- 0.53%
Cuddy International Corporation                  $     20,506
Polymer Technologies, Inc./Poli-Twine Western, Inc.   453,050
Protein Genetics, Inc.                                  8,304
                                                 ------------
                                                      481,860
                                                 ------------
HEALTHCARE, EDUCATION &
CHILDCARE -- 4.40%
Beacon Medical Products, Inc.                       1,114,102
DHD Healthcare, Inc.                                1,084,412
Enzymatic Therapy, Inc.                               593,440
MedAssist, Inc.                                     1,142,777
Viropharma, Inc.                                       54,863
                                                 ------------
                                                    3,989,594
                                                 ------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS -- 4.56%
Fasteners for Retail, Inc.                          3,252,551
Moss, Inc.                                            877,188
                                                 ------------
                                                    4,129,739
                                                 ------------
LEISURE, AMUSEMENT,
ENTERTAINMENT -- 1.92%
Adventure Entertainment Corporation                     1,035
Grand Expeditions, Inc.                                11,912
Olympic Sales, Inc.                                 1,720,395
                                                 ------------
                                                    1,733,342
                                                 ------------
MACHINERY -- 4.52%
Ames True Temper Group                              1,144,717
C & M Conveyor, Inc.                                1,344,320
Cymer, Inc.                                           453,375
Weasler Holdings LLC                                1,155,041
                                                 ------------
                                                    4,097,453
                                                 ------------
MEDICAL DEVICES/BIOTECH -- 0.71%
Coeur, Inc.                                           646,572
                                                 ------------
MINING, STEEL, IRON & NON
PRECIOUS METALS -- 0.06%
Better Minerals & Aggregates                           54,525
                                                 ------------
MISCELLANEOUS -- 1.43%
CapeSuccess LLC                                  $      2,512
Centerpoint Energy, Inc.                              181,125
East River Ventures I, L.P.                             6,783
General Semiconductor, Inc.                            35,437
Invitrogen Corporation                                208,125
Nucor Corporation                                     166,639
TCW Leveraged Income Trust, L.P.                      600,000
USFlow Corporation                                     91,700
Victory Ventures LLC                                        2
Winsloew Escrow Corporation                                 7
                                                 ------------
                                                    1,292,330
                                                 ------------
OIL AND GAS -- 1.64%
Mustang Ventures Company                            1,133,528
Offshore Logistics, Inc.                              350,875
                                                 ------------
                                                    1,484,403
                                                 ------------
PERSONAL TRANSPORTATION -- 2.15%
Tronair, Inc.                                       1,947,075
                                                 ------------
PUBLISHING & PRINTING -- 0.21%
American Media Operation, Inc.                        189,438
                                                 ------------
RETAIL STORES -- 4.43%
P H I Holding Company                               1,181,252
Remington Arms Company                                182,875
Rent-A-Center, Inc.                                   682,500
Rent-Way, Inc.                                        721,000
TVI, Inc.                                           1,239,430
                                                 ------------
                                                    4,007,057
                                                 ------------
TECHNOLOGY -- 0.22%
F E I Company                                         198,750
                                                 ------------
TELECOMMUNICATIONS -- 0.80%
Canwest Media, Inc.                                   185,937
Triton P C S, Inc.                                    537,500
                                                 ------------
                                                      723,437
                                                 ------------
Total Corporate Restricted
Securities -- 106.65%                            $ 96,634,702
                                                 ============
--------------------------------------------------------------------------------
26

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

1. HISTORY

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a closed-end management investment company. David L. Babson & Company Inc., ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The MMPI Subsidiary Trust's results of operations have been consolidated in the accompanying financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees as of the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

--------------------------------------------------------------------------------
                                                                              27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trust's Board of Trustees meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $96,634,702 (106.65% of net assets) as of June 30, 2003 whose values have been determined by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2003, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

D. FEDERAL INCOME TAXES

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company. The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income, including non-qualified income, is subject to taxation at prevailing corporate tax rates.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

   Under an Investment Advisory and Administrative Services Contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   For its services under the Investment Advisory and Administrative Services Contract, Babson is paid a quarterly fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets.

4. SENIOR SECURED INDEBTEDNESS:

   A. NOTE PAYABLE

   MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the period ended June 30, 2003, the Trust incurred total interest expense on the Note of $348,000.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

B. REVOLVING CREDIT AGREEMENT

   The Trust entered into a $15,000,000 senior secured, floating rate, Revolving Credit Agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

   The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40% per annum or the most recent Federal Funds rate plus a margin of .50% per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .185% per annum.

   As of June 30, 2003, there was $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 1.71%. For the period ended June 30, 2003, the Trust incurred total interest expense on the Revolver of $94,116, including $4,128 related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                            For the six months ended 6/30/2003
                                            ----------------------------------
                                               Cost of          Proceeds from
                                             Investments          Sales or
                                               Acquired          Maturities
                                            -------------       --------------
   Corporate restricted securities          $  27,615,375       $  23,955,025
   Corporate public securities                  3,848,483           3,871,840
   Short-term securities                      178,963,440         181,845,734

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2003. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2003 is $19,569,516 and consists of $9,581,699 appreciation and $29,151,215 depreciation.

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                               Amount             Per Share
                                            -------------       --------------
                                                      March 31, 2003
                                            ----------------------------------
   Investment income                         $ 2,409,479
   Net investment income                       1,872,939             $0.20
   Net realized and unrealized (loss)
    gain on investments                        2,547,390              0.27

                                                      June 30, 2003
                                            ----------------------------------
   Investment income                           2,299,910
   Net investment income                       1,750,314              0.18
   Net realized and unrealized loss on
    investments                                2,434,269              0.25

--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

7. CONTINGENCIES

   The Trust, together with other investors including MassMutual, is a plaintiff in two lawsuits in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 7 liquidation proceedings, have pleaded guilty to criminal fraud charges. Two separate civil lawsuits were brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The lawsuit involving Sharp's working capital lender has been dismissed prior to trial. An appeal of this dismissal is pending. The lawsuit against Sharp's auditors is in its preliminary stages. The Trust is unable estimate any potential recovery from these lawsuits as of June 30, 2003.

RESULTS OF SHAREHOLDER MEETING

   The Annual Meeting of Shareholders was held on Friday, April 11, 2003. The Shareholders were asked to vote (1) to elect Robert E. Joyal as a trustee for a one year term and to re-elect Stuart H. Reese and Martin T. Hart as trustees for a three-year term; (2) to ratify the selection of Deloitte & Touche LLP as auditors for the fiscal year ending December 31, 2003; and (3) to approve the continuance of the Trust's current Investment Advisory and Administrative Services Contract with Babson. The Shareholders approved all of the proposals. The Trust's other trustees (Donald E. Benson, Donald Glickman, Steven A. Kandarian, Jack A. Laughery and Corine T. Norgaard) continue to serve their respective terms following the April 11, 2003 Annual Shareholder Meeting. The results of the Shareholder votes are set forth below.

1. ELECTION OF TRUSTEES:

                        Shares:                                      % of Shares
   Trustee:              For           Withheld         Total         Voted For
   --------              ---           --------         -----         ---------

   Robert E. Joyal     8,558,742       141,477        8,700,219        98.37%
   Stuart H. Reese     8,558,742       141,477        8,700,219        98.37%
   Martin T. Hart      8,552,949       147,270        8,700,219        98.31%

2. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003.

      Shares:                                                  % of Shares
       For           Against        Abstained       Total       Voted For
       ---           -------        ---------       -----       ---------
    8,538,395        104,837         56,987       8,700,219       98.13%

3. APPROVAL OF THE CONTINUANCE OF THE TRUST'S INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES CONTRACT WITH DAVID L. BABSON AND COMPANY, INC., DATED OCTOBER 7, 1988.

      Shares:                                                  % of Shares
       For           Against        Abstained       Total       Voted For
       ---           -------        ---------       -----       ---------
    8,242,681        368,436         89,102       8,700,219       94.74%


--------------------------------------------------------------------------------

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

        TRUSTEES                                 OFFICERS

Donald E. Benson*                   Stuart H. Reese           Chairman

Donald Glickman                     Roger W. Crandall         President

Martin T. Hart*                     Charles C. McCobb, Jr.    Vice President &
                                                              Chief Financial
Robert E. Joyal                                               Officer

Steven A. Kandarian                 Stephen L. Kuhn           Vice President &
                                                              Secretary
Jack A. Laughery                    Michael P. Hermsen        Vice President

Corine T. Norgaard*                 Mary Wilson Kibbe         Vice President

Stuart H. Reese                     Michael L. Klofas         Vice President

                                    Richard C. Morrison       Vice President

                                    Clifford M. Noreen        Vice President

                                    Richard E. Spencer, II    Vice President

                                    Mark B. Ackerman          Treasurer

                                    John T. Davitt, Jr.       Comptroller

*Member of the Audit Committee


                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

   MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

   Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

   Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

   The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

   As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

   Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         Not required for the semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not required for the semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not required for the semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not required for the semi-annual report.

ITEM 6.  [Reserved].

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

         Not Applicable for this filing.

ITEM 8.  [Reserved].

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer (the President) and principal financial officer (Vice President and Chief Financial Officer) of the registrant, under the supervision, and with the participation of, the registered management investment company's management, have evaluated the effectiveness of the design and operation of the registered management investment company's disclosure controls and procedures within 90 days of the filing date of this Form N-CSR, and have concluded that such disclosure controls and procedures effectively ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

         (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a) ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

               Not Applicable for this filing.


         (b) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2 UNDER THE ACT.

               Attached hereto as EX-99.302CERT for the Section 302 certifications and EX-99.906CERT for the Section 906 certifications.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   MassMutual Participation Investors
                ----------------------------------
By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           September 5, 2003
                ----------------------------------

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           September 5, 2003
                ----------------------------------
By:             /s/ Charles C. McCobb, Jr.
                ----------------------------------
                Charles C. McCobb, Jr., Vice
                President, and Chief Financial Officer
                ----------------------------------
Date:           September 5, 2003
                ----------------------------------